Acquisitions & Divestitures - Acquisitions Narrative (Details) $ / shares in Units, € in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) acquisition	Dec. 31, 2023 USD ($) acquisition	Dec. 31, 2022 USD ($) acquisition
Acquisitions
Restricted cash				$ 214	$ 21
Goodwill				60,706	60,178	$ 55,949
Software
Acquisitions
Goodwill				47,136	46,447	42,712
Consulting
Acquisitions
Goodwill				9,206	8,883	8,409
Infrastructure
Acquisitions
Goodwill				$ 4,363	$ 4,384	$ 4,363
Acquisitions 2024, 2023, and 2022
Acquisitions
Percentage of business acquired (as a percent)				100.00%	100.00%	100.00%
2024 Acquisitions
Acquisitions
Aggregate acquisitions cost				$ 3,515
Cash consideration payable				156
Restricted cash				$ 90
2024 Acquisitions | Software
Acquisitions
Number of acquisitions | acquisition				7
2024 Acquisitions | Consulting
Acquisitions
Number of acquisitions | acquisition				4
StreamSets and webMethods
Acquisitions
Aggregate acquisitions cost	$ 2,300	€ 2,130
Goodwill				$ 1,074
Estimated percent of goodwill deductible for tax purposes	56.00%	56.00%
Weighted average useful life	7 years	7 years
StreamSets and webMethods | Software
Acquisitions
Goodwill	$ 1,074
Other 2024 Acquisitions
Acquisitions
Estimated percent of goodwill deductible for tax purposes				5.00%
Weighted average useful life				6 years 8 months 12 days
Other 2024 Acquisitions | Software
Acquisitions
Goodwill				$ 439
Other 2024 Acquisitions | Consulting
Acquisitions
Goodwill				470
Other 2024 Acquisitions | Infrastructure
Acquisitions
Goodwill				8
HashiCorp | Forecast
Acquisitions
Aggregate acquisitions cost			$ 6,400
Business acquisition, cash per share (in dollars per share) | $ / shares			$ 35
2023 Acquisitions
Acquisitions
Aggregate acquisitions cost					$ 5,197
2023 Acquisitions | Software
Acquisitions
Number of acquisitions | acquisition					7
2023 Acquisitions | Consulting
Acquisitions
Number of acquisitions | acquisition					2
Apptio
Acquisitions
Goodwill				$ 3,501
Estimated percent of goodwill deductible for tax purposes				1.00%
Weighted average useful life					8 years 8 months 12 days
Apptio | Software
Acquisitions
Goodwill				$ 3,134
Apptio | Consulting
Acquisitions
Goodwill				367
Other Acquisitions 2023
Acquisitions
Goodwill				$ 382
Estimated percent of goodwill deductible for tax purposes
Weighted average useful life					6 years 7 months 6 days
Other Acquisitions 2023 | Software
Acquisitions
Goodwill				$ 341
Other Acquisitions 2023 | Consulting
Acquisitions
Goodwill				30
Other Acquisitions 2023 | Infrastructure
Acquisitions
Goodwill				11
2022 Acquisitions
Acquisitions
Aggregate acquisitions cost						$ 2,651
Cash consideration payable				$ 72
2022 Acquisitions | Software
Acquisitions
Number of acquisitions | acquisition						4
2022 Acquisitions | Consulting
Acquisitions
Number of acquisitions | acquisition						4
Octo
Acquisitions
Goodwill					$ 829
Estimated percent of goodwill deductible for tax purposes					24.00%
Weighted average useful life						9 years 3 months 18 days
Octo | Software
Acquisitions
Goodwill					$ 120
Octo | Consulting
Acquisitions
Goodwill					709
Other Acquisitions 2022
Acquisitions
Goodwill					$ 1,055
Estimated percent of goodwill deductible for tax purposes					52.00%
Weighted average useful life						6 years 8 months 12 days
Other Acquisitions 2022 | Software
Acquisitions
Goodwill					$ 431
Other Acquisitions 2022 | Consulting
Acquisitions
Goodwill					$ 625